Nature of Business and Significant Accounting Policies - Schedule of Common Control and Ownership Interest (Details) (OWP Ventures, Inc.) (Parenthetical)	Jun. 30, 2019	Dec. 31, 2018
Equity method investment, ownership percentage	4.99%
One World Pharma, Inc [Member]
Equity method investment, ownership percentage		66.20%